SCHEDULE OF SHARE BASED COMPENSATION EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total share-based compensation expenses	$ 447	$ 10	$ 39
Research And Development Expenses [Member]
Total share-based compensation expenses	105	9	34
General And Administrative Expenses [Member]
Total share-based compensation expenses	$ 342	$ 1	$ 5